Investments - Scheduled maturities for fixed Income securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Amortized cost
Due in one year or less	$ 3,344
Due after one year through five years	27,862
Due after five years through ten years	17,033
Due after ten years	7,406
Subtotal	55,645
ABS, RMBS and CMBS	1,489
Amortized cost	57,134	$ 57,525
Fair value
Due in one year or less	3,348
Due after one year through five years	27,742
Due after five years through ten years	16,773
Due after ten years	7,728
Subtotal	55,591
ABS, RMBS and CMBS	1,579
Fair value	$ 57,170	$ 58,992